UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares-

Government STIF Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency
Obligations - 65.8%
Federal Farm Credit Bank
8/10/2007	5.11%	$11,795	$11,779,932
8/16/2007	5.13%	25,000	24,946,563
8/10/07-9/14/07	5.14%	56,036	55,867,623
8/17/2007	5.15%	33,180	33,104,055
Federal Home Loan Bank
8/3/07-8/10/07	5.12%	35,760	35,724,942
8/22/07-8/24/07	5.13%	48,800	48,522,785
9/19/07-10/17/07	5.14%	40,810	40,444,747
8/1/2007	5.15%	64,900	64,900,000
Federal Home Loan Mortgage Corp.
8/6/2007	5.12%	25,000	24,982,219
8/20/07-10/29/07	5.13%	55,000	54,611,937
8/27/07-9/4/07	5.14%	51,323	51,105,926
8/20/07-9/13/07	5.15%	40,357	40,194,582
Federal National Mortgage Association
8/1/07-8/8/07	5.12%	49,644	49,619,111
8/15/2007	5.13%	30,000	29,940,150
9/12/2007-9/19/07	5.14%	32,073	31,866,581
8/8/07-10/10/07	5.15%	93,930	93,404,876

			691,016,029

Repurchase Agreements - 34.1%
ABN AMRO, 5.24%, dated 7/31/07 due 8/01/07 in the amount of $45,006,550 (collateralized by $45,446,000 FNMA, FHLB, & U.S. Treasury Bond , 4.65% to 6.00%, due 10/23/09 to 02/15/26, value $45,900,644)		45,000	45,000,000
Barclays Bank, 5.22%, dated 7/31/07 due 8/1/07 in the amount of $45,006,525 (collateralized by $46,904,000 FHLMC, 0.00% , due 12/31/07, value $45,900,254)		45,000	45,000,000
Dresdner Securities, 5.10%, dated 7/31/07 due 8/1/07 in the amount of $45,006,375 (collateralized by $42,328,000, U.S. Treasury Bonds, FHLMC, FHLB & FNMA, 0.00% to 6.25%, due 9/14/07 to 8/15/23, value $45,900,427)		45,000	45,000,000

Goldman Sachs, 5.27%, dated 7/31/07 due 8/2/07 in the amount of $45,013,175 (collateralized by $78,061,234 FHLMC & FNMA, 4.083% to 6.229%, due 8/01/33 to 1/1/47, value $45,900,000)	45,000	45,000,000
Greenwich Capital, 5.27%, dated 7/30/07 due 8/6/07 in the amount of $45,046,113 (collateralized by $46,005,000, U.S. Treasury Note, 4.00%, due 04/15/10, value $45,903,051)	45,000	45,000,000
Merrill Lynch, 5.22%, dated 7/30/07 due 8/2/07 in the amount of $43,018,705 (collateralized by $82,185,000 Resolution Funding Strip, 0.00%, due 10/15/19, value $43,860,493)	43,000	43,000,000
Morgan Stanley, 5.25%, dated 7/30/07 due 8/06/07 in the amount of $45,045,938 (collateralized by $45,950,000 FNMA, 0.00%, due 8/01/07 to 08/15/07, value $45,904,205)	45,000	45,000,000
UBS, 5.21%, dated 7/31/07 due 8/03/07 in the amount of $45,019,538 (collateralized by $45,405,000 FNMA, 3.50%, due 09/15/17, value $45,901,501)	45,000	45,000,000

		358,000,000

Total Investments - 99.9%
(cost $1,049,016,029)		1,049,016,029
Other assets less liabilities - 0.1%		630,991

Net Assets - 100.0%		$1,049,647,020

Glossary:

FHLB

FHLMC

FNMA

AllianceBernstein Fixed Income Shares-Prime STIF Portfolio

Portfolio of Investments

July 31, 2007 (unaudited)

	Yield	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
Commercial Paper - 58.3%
Abbey National N America, LLC
8/07/07	5.25%	$20,000	$19,982,500
Abn Amro Holdings NV
8/06/07	5.24%	20,000	19,790,400
AIG Funding, Inc.
8/23/07	5.25%	35,000	34,887,815
Allied Irish Banks
8/03/07 (a)	5.26%	18,100	18,094,711
Asb Finance Ltd.
9/10/07 (a)	5.25%	21,000	20,846,875
Australia New Zealand Banking
8/01/07 (a)	5.26%	18,100	18,100,000
Bank of America Corp.
8/14/07	5.24%	42,000	41,920,527
Bank Of Montreal
8/02/07	5.25%	19,000	18,997,231
Banque Et Caisse Epargne
8/20/07	5.37%	38,400	38,293,803
Barclays US Funding
9/24/07	5.24%	30,000	29,763,975
Basf Aktiengesellschaft
10/02/07 (a)	5.25%	16,000	15,855,333
Calyon North America
8/02/07	5.23%	37,000	36,994,620
Citigroup Funding Inc.
8/15/07	5.26%	35,000	34,928,337
Credit Suisse First Boston New York
8/20/07	5.25%	16,000	15,953,333
Depfa Bank Europe
8/24/07 (a)	5.25%	18,000	17,939,625
HSBC Finance Corp.
8/22/07	5.25%	42,900	42,768,619
Lloyds Bank PLC
8/16/07	5.30%	35,000	34,923,437
Metlife Inc.
8/15/07 (a)	5.23%	15,000	14,969,492

Nationwide Building
8/10/07 (a)	5.24%	12,000	11,984,295
Park Avenue Receivables Co.
8/21/07 (a)	5.27%	42,900	42,774,398
PNC Bank NA
8/10/07	5.27%	17,600	17,576,812
Prudential Funding, LLC
8/27/07	5.26%	18,100	18,031,240
Rabobank Usa Fin Corp.
8/01/07	5.32%	25,000	25,000,000
San Paolo Umi US Financial Co.
8/07/07	5.25%	17,500	17,484,688
Swedbank
10/11/07	5.25%	18,200	18,011,734
Toyota Motor
8/07/07	5.27%	35,000	34,969,258
Well Fargo Corp.
8/06/07	5.24%	40,000	39,970,889
Westpac Banking Corp.
8/03/07 (a)	5.24%	14,000	13,995,924

			714,809,871

Repurchase Agreements - 23.2%
Deutsche Bank, 5.29%, dated 7/30/07 due 8/06/07 in the amount of $95,097,718 (collateralized by $97,632,000 FNMA, FHLB, & FFCB, 0.00% to 5.125%, due 9/26/07 to 06/13/07, value $96,902,637)		95,000	95,000,000
Greenwich Capital, 5.27%, dated 7/30/07 due 8/06/07 in the amount of $95,097,349 (collateralized by $145,513,000 FNMA, FHLMC, Resolution Funding Strip, & U.S. Treasury Note, 0.00% to 9.375%, due 11/02/07 to 4/15/30, value $96,902,472)		95,000	95,000,000
Morgan Stanley, 5.25%, dated 7/30/07 due 8/06/07 in the amount of $95,096,979 (collateralized by $98,255,000 FNMA, 3.25% to 6.02%, due 5/14/08 to 8/01/25, value $98,259,046)		95,000	95,000,000

			285,000,000

Time Deposit - 8.4%
Royal Bank of Canada
8/01/07	5.32%	51,500	51,500,000
Society Generale
8/01/07	5.34%	52,000	52,000,000

			103,500,000

Certificate of Deposit - 5.5%
American Express Bank
8/13/07	5.28%	20,000	20,000,000
Natixis/New York
9/04/07	5.30%	18,400	18,400,000

Regions Bank
8/17/07	5.28%	15,000	15,000,000
Svenska Handelsbanken
8/10/07	5.31%	14,000	14,000,017

			67,400,017

Corporates - Investment Grades - 4.5%
Financial Institutions - 4.5%
Finance - 2.9%
General Electric Capital Corp.
4/11/08 (b)	5.37%	15,000	15,007,692
K2 USA LLC
1/22/08 (a)(b)	5.30%	20,000	19,999,961

			35,007,653

Banking - 1.6%
World Savings Bank FSB
6/20/08	5.38%	20,000	20,013,899

			55,021,552

Total Investments - 99.9% (cost $1,225,731,440)			1,225,731,440
Other assets less liabilities - 0.1%			661,949

Net Assets - 100.0%			$1,226,393,389

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate market value of these securities amounted to $180,564,690 or 14.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2007.

Glossary:

FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT
3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed- Income Shares

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: September 24, 2007